Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Aug. 15, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Entity Central Index Key	0000109563
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (actual number)		42,207,810
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,453,338,000